Fair value of Above / Below Market Acquired Time Charters (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of Below Market Lease	$ 1,184	$ 2,349	$ 1,820
Below Market Lease, Net	1,289	2,473
Below market time charters [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Below Market Lease, Accumulated Amortization	$ 2,231
Operating Lease, Weighted Average Remaining Lease Term	1 year 4 months 20 days
Below Market Lease, Amortization Income, Year One	$ 924
Below Market Lease, Amortization Income, Year Two	$ 365
Below market time charters [Member] | Augustea Vessels [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Liability recognized			$ 5,373
Below market time charters [Member] | Star Marianne [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Liability recognized		1,269
Above Market Leases [Member] | Star Janni [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Asset recognized		$ 336